Loans and advances to customers - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 927,943	€ 953,571	€ 953,919
Loans and receivables
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	12,535	12,136	12,298
Reversal of impairment loss recognised in profit or loss	1,791	1,600	1,587
Securitized loans and loans and advances to customers
Loans And Advances To Customers Table [Line Items]
Recognised assets representing continuing involvement in fully derecognised loans	12,174	14,919	13,923
Financial instruments credit-impaired | Loans and receivables
Loans And Advances To Customers Table [Line Items]
Written-off assets	51,435	49,939	48,138
Financial instruments purchased credit impaired
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	334	559	743
Financial instruments purchased credit impaired | Customers
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	307	515	694
Financial instruments purchased credit impaired | Customers | Business combinations carried out
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	46
Without considering the Public Administration
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	1,024,071	1,046,039	1,032,063
Without considering the Public Administration | Financial instruments not credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	954,533	1,012,389	998,010
Spain
Loans And Advances To Customers Table [Line Items]
Maximum exposure to credit risk	€ 201,013	198,936	205,994
A | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	25.60%
AAA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	3.60%
AA | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	26.40%
BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	27.50%
Below BBB | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	16.40%
No Rating | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Credit exposure percentage	0.50%
Gross carrying amount | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ 31,577
Gross carrying amount | Rest of the world | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	16,248	13,593	11,530
Gross carrying amount | A | Spain | Public sector
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	18,127	16,562	15,544
Accumulated impairment | Debt securities
Loans And Advances To Customers Table [Line Items]
Impairment losses charged to income for the year	182	226	24
Reversal of impairment loss recognised in profit or loss	56	€ 8	€ 12
Accumulated impairment | Financial instruments credit-impaired
Loans And Advances To Customers Table [Line Items]
Loans and advances to customers	€ (13,527)